Segment Information (Segment Financial Information Relating To Homebuilding Operations) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended			3 Months Ended	7 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended	7 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended	7 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended	7 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended	7 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended	7 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Dec. 31, 2011 Southern California [Member]	Dec. 31, 2010 Southern California [Member]	Dec. 31, 2009 Southern California [Member]	Sep. 30, 2012 Southern California [Member] Successor [Member]	Sep. 30, 2012 Southern California [Member] Successor [Member]	Feb. 24, 2012 Southern California [Member] Predecessor [Member]	Sep. 30, 2011 Southern California [Member] Predecessor [Member]	Sep. 30, 2011 Southern California [Member] Predecessor [Member]	Dec. 31, 2011 Northern California [Member]	Dec. 31, 2010 Northern California [Member]	Dec. 31, 2009 Northern California [Member]	Sep. 30, 2012 Northern California [Member] Successor [Member]	Sep. 30, 2012 Northern California [Member] Successor [Member]	Feb. 24, 2012 Northern California [Member] Predecessor [Member]	Sep. 30, 2011 Northern California [Member] Predecessor [Member]	Sep. 30, 2011 Northern California [Member] Predecessor [Member]	Dec. 31, 2011 Arizona [Member]	Dec. 31, 2010 Arizona [Member]	Dec. 31, 2009 Arizona [Member]	Sep. 30, 2012 Arizona [Member] Successor [Member]	Sep. 30, 2012 Arizona [Member] Successor [Member]	Feb. 24, 2012 Arizona [Member] Predecessor [Member]	Sep. 30, 2011 Arizona [Member] Predecessor [Member]	Sep. 30, 2011 Arizona [Member] Predecessor [Member]	Dec. 31, 2011 Nevada [Member]	Dec. 31, 2010 Nevada [Member]	Dec. 31, 2009 Nevada [Member]	Sep. 30, 2012 Nevada [Member] Successor [Member]	Sep. 30, 2012 Nevada [Member] Successor [Member]	Feb. 24, 2012 Nevada [Member] Predecessor [Member]	Sep. 30, 2011 Nevada [Member] Predecessor [Member]	Sep. 30, 2011 Nevada [Member] Predecessor [Member]	Dec. 31, 2011 Corporate [Member]	Dec. 31, 2010 Corporate [Member]	Dec. 31, 2009 Corporate [Member]	Sep. 30, 2012 Corporate [Member] Successor [Member]	Sep. 30, 2012 Corporate [Member] Successor [Member]	Feb. 24, 2012 Corporate [Member] Predecessor [Member]	Sep. 30, 2011 Corporate [Member] Predecessor [Member]	Sep. 30, 2011 Corporate [Member] Predecessor [Member]
Homebuilding revenue:
Total homebuilding revenues													$ 226,823	$ 294,698	$ 309,243	$ 92,987	$ 262,575	$ 25,570	$ 59,730	$ 161,651	$ 130,737	$ 206,241	$ 179,282						$ 54,141	$ 56,095	$ 43,211						$ 20,074	$ 16,595	$ 51,215						$ 21,871	$ 15,767	$ 35,535
Homebuilding revenue													207,055	266,865	253,874	76,617	145,977	16,687	53,703	148,072				31,287	56,000	5,640	28,554	78,840				21,146	33,861	4,250	15,873	40,777				10,632	32,109	4,316	3,472	11,307				13,552	24,007	2,481	5,804	17,148
(Loss) income before provision for income taxes:
(Loss) income before provision for income taxes	$ (130,926)	$ (39,700)	$ (11,085)	$ (11,177)	$ (114,647)	$ (8,042)	$ (4,659)	$ (8,519)	$ (81,624)	$ (11,720)	$ 39,676	$ (69,193)	$ (192,888)	$ (135,867)	$ (122,861)	$ 477	$ (5,562)	$ 228,497	$ (39,700)	$ (61,962)	$ (26,406)	$ (83,176)	$ (57,716)	$ 889	$ (1,840)	$ (19,131)	$ (2,903)	$ (5,031)	$ (6,307)	$ (41)	$ (37,853)	$ 4,577	$ 12,169	$ 6,195	$ (1,426)	$ (3,248)	$ (95,184)	$ (26,887)	$ (21,451)	$ 353	$ 64	$ 9,928	$ (4,098)	$ (5,157)	$ (30,500)	$ (21,449)	$ (70,915)	$ 1	$ (1,637)	$ (1,738)	$ (24,091)	$ (28,979)	$ (34,491)	$ (4,314)	$ 65,074	$ (5,343)	$ (14,318)	$ 233,243	$ (7,182)	$ (19,547)